Inventories, Net (Details) - Schedule of Inventories - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 1,067	$ 1,043
Work in progress	197	149
Finished goods	302	221
Inventory, Net	$ 1,566	$ 1,413